                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-10599

                      Tax-Managed Small-Cap Value Portfolio
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 86.6%

SECURITY                                        SHARES              VALUE
-------------------------------------------------------------------------------
AUTO RELATED -- 4.7%

BorgWarner, Inc.                                     15,500    $      1,233,645
Superior Industries International, Inc.              17,500             743,750
-------------------------------------------------------------------------------
                                                               $      1,977,395
-------------------------------------------------------------------------------

CEMENT -- 2.8%

Lafarge North America, Inc.                          32,500    $      1,173,250
-------------------------------------------------------------------------------
                                                               $      1,173,250
-------------------------------------------------------------------------------

CHEMICAL -- 3.5%

Georgia Gulf Corp.                                   15,800    $        425,020
RPM, Inc.                                            72,000           1,040,400
-------------------------------------------------------------------------------
                                                               $      1,465,420
-------------------------------------------------------------------------------

COMPUTER / COMMUNICATIONS RELATED -- 4.7%

Actel Corp.(1)                                       25,000    $        674,500
International Rectifier Corp.(1)                     13,300             634,809
Veeco Instruments, Inc.(1)                           26,800             679,112
-------------------------------------------------------------------------------
                                                               $      1,988,421
-------------------------------------------------------------------------------

CONSTRUCTION / ENGINEERING -- 3.5%

Granite Construction, Inc.                           42,000    $        839,580
Insituform Technologies, Inc.(1)                     43,000             614,900
-------------------------------------------------------------------------------
                                                               $      1,454,480
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.6%

Belden, Inc.                                         23,000    $        431,250
Cable Design Technologies Corp.(1)                   23,900             230,396
-------------------------------------------------------------------------------
                                                               $        661,646
-------------------------------------------------------------------------------

ELECTRONICS -- 2.4%

Bel Fuse, Inc.                                       30,800    $        808,500
Technitrol, Inc.(1)                                   8,000             174,400
-------------------------------------------------------------------------------
                                                               $        982,900
-------------------------------------------------------------------------------

ENERGY -- 10.7%

Newfield Exploration Co.(1)                          25,000    $        993,250
NUI Corp.                                            23,000             392,610
Piedmont Natural Gas Co., Inc.                       20,000             794,600
Questar Corp.                                        24,500             777,875
Spinnaker Exploration Co.(1)                         35,000    $        895,650
XTO Energy, Inc.                                     27,333             646,972
-------------------------------------------------------------------------------
                                                               $      4,500,957
-------------------------------------------------------------------------------

FOOD WHOLESALERS / RETAILERS -- 2.1%

SUPERVALU, Inc.                                      34,000    $        857,480
-------------------------------------------------------------------------------
                                                               $        857,480
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 5.8%

Church & Dwight Co., Inc.                            45,500    $      1,695,785
Libbey, Inc.                                         28,000             744,520
-------------------------------------------------------------------------------
                                                               $      2,440,305
-------------------------------------------------------------------------------

INDUSTRIAL PRODUCTS -- 7.5%

A.O. Smith Corp.                                     44,500    $      1,408,425
CLARCOR, Inc.                                         6,800             276,420
Teleflex, Inc.                                       32,000           1,472,320
-------------------------------------------------------------------------------
                                                               $      3,157,165
-------------------------------------------------------------------------------

INSURANCE -- 3.1%

Protective Life Corp.                                40,000    $      1,298,800
-------------------------------------------------------------------------------
                                                               $      1,298,800
-------------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 9.1%

CONMED Corp.(1)                                      44,000    $        895,400
DENTSPLY International, Inc.                         14,100             623,079
Mentor Corp.                                         28,600             579,150
MIM Corp.(1)                                         55,600             327,484
PolyMedica Industries, Inc.                          29,200             861,400
West Pharmaceutical Services, Inc.                   16,000             528,800
-------------------------------------------------------------------------------
                                                               $      3,815,313
-------------------------------------------------------------------------------

PACKAGING -- 2.8%

AptarGroup, Inc.                                     32,500    $      1,163,500
-------------------------------------------------------------------------------
                                                               $      1,163,500
-------------------------------------------------------------------------------

RESTAURANT -- 5.8%

Applebee's International, Inc.                       19,000    $        712,690
CBRL Group, Inc.                                     28,000           1,085,000
Outback Steakhouse, Inc.                             15,000             630,000
-------------------------------------------------------------------------------
                                                               $      2,427,690
-------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                        SHARES              VALUE
-------------------------------------------------------------------------------
RETAILING -- 6.8%

BJ's Wholesale Club, Inc.(1)                         43,000    $      1,104,670
Claire's Stores, Inc.                                17,000             657,900
Footstar, Inc.(1)                                    40,700             254,375
ShopKo Stores, Inc.(1)                               53,000             820,440

-------------------------------------------------------------------------------
                                                               $      2,837,385
-------------------------------------------------------------------------------

TOY -- 3.6%

JAKKS Pacific, Inc.(1)                               62,000    $        806,000
RC2 Corp.(1)                                         34,000             720,800
-------------------------------------------------------------------------------
                                                               $      1,526,800
-------------------------------------------------------------------------------

TRANSPORTATION -- 6.1%

Arkansas Best Corp.                                  52,000    $      1,721,720
Roadway Corp.                                        16,000             820,000
-------------------------------------------------------------------------------
                                                               $      2,541,720
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $30,740,488)                               $     36,270,627
-------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 86.6%
   (IDENTIFIED COST $30,740,488)                               $     36,270,627
-------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- 13.4%                        $      5,632,316
-------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $     41,902,943
-------------------------------------------------------------------------------

(1)  Non-income producing security.

                       See notes to financial statements.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2003

ASSETS

Investments, at value (identified cost, $30,740,488)                           $   36,270,627
Cash                                                                                5,609,705
Receivable for investments sold                                                        16,848
Dividends and interest receivable                                                      31,268
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                   $   41,928,448
---------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                        $           15
Accrued expenses                                                                       25,490
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              $       25,505
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                      $   41,902,943
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                        $   36,372,804
Net unrealized appreciation (computed on the basis of identified cost)              5,530,139
---------------------------------------------------------------------------------------------
TOTAL                                                                          $   41,902,943
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME

Dividends                                                                      $      314,530
Interest                                                                                9,885
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        $      324,415
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                         $      282,718
Trustees' fees and expenses                                                               145
Custodian fee                                                                          28,352
Legal and accounting services                                                          22,401
Miscellaneous                                                                           2,308
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                 $      335,924
---------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                            $      (11,509)
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)--
   Investment transactions (identified cost basis)                             $      245,057
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                              $      245,057
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                         $    7,809,413
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           $    7,809,413
---------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                               $    8,054,470
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $    8,042,961
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                        YEAR ENDED          PERIOD ENDED
IN NET ASSETS                              OCTOBER 31, 2003    OCTOBER 31, 2002(1)
----------------------------------------------------------------------------------
From operations --
   Net investment loss                     $        (11,509)   $           (49,324)
   Net realized gain (loss)                         245,057                (67,537)
   Net change in unrealized
      appreciation (depreciation)                 7,809,413             (2,279,274)
----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $      8,042,961    $        (2,396,135)
----------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $     19,625,349    $        21,692,696
   Withdrawals                                   (3,105,310)            (2,056,628)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                    $     16,520,039    $        19,636,068
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                 $     24,563,000    $        17,239,933
----------------------------------------------------------------------------------

NET ASSETS

At beginning of year                       $     17,339,943    $           100,010
----------------------------------------------------------------------------------
AT END OF YEAR                             $     41,902,943    $        17,339,943
----------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                         YEAR ENDED            PERIOD ENDED
                                                         OCTOBER 31, 2003      OCTOBER 31, 2002(1)
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):

   Expenses                                                        1.18%                 1.77%(2)
   Net investment loss                                            (0.04)%               (0.74)%(2)
Portfolio Turnover                                                   21%                    5%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                   29.62%               (11.41)%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                     $    41,903           $    17,340
--------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.
(2)  Annualized.
(3)  Total return is not computed on an annualized basis.

                       See notes to financial statements.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2003, the Eaton Vance Tax-Managed Small-Cap Value Fund held an approximate 41.2% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 58.5%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position.
   The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J OTHER -- Investment transactions are accounted for on a trade-date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2003, the advisory fee amounted to $282,718. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.75% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $17,307,757 and $5,277,509, respectively, for the year ended October 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $  30,760,114
   ----------------------------------------------------
   Gross unrealized appreciation          $   6,356,187
   Gross unrealized depreciation               (845,674)
   ----------------------------------------------------
   NET UNREALIZED APPRECIATION            $   5,510,513
   ----------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2003.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The
   Portfolio did not have any significant borrowings or allocated fees for the year ended October 31, 2003.

7  INTERESTHOLDER MEETING

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                               INTEREST IN THE PORTFOLIO
                               -------------------------
   NOMINEE FOR TRUSTEE         AFFIRMATIVE      WITHHOLD
   -----------------------------------------------------
   Jessica M. Bibliowicz               97%            3%
   Donald R. Dwight                    97%            3%
   James B. Hawkes                     97%            3%
   Samuel L. Hayes, III                97%            3%
   William H. Park                     97%            3%
   Norton H. Reamer                    97%            3%
   Lynn A. Stout                       97%            3%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Small-Cap Value Portfolio (the Portfolio) as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for the year then ended and the period from the start of business, March 1, 2002 to October 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Small-Cap Value Portfolio as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and the period from the start of business, March 1, 2002, to October 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Small-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                 POSITION(S) WITH     TERM OF                                 NUMBER OF PORTFOLIOS
                     THE TRUST       OFFICE AND                                 IN FUND COMPLEX
   NAME AND           AND THE        LENGTH OF     PRINCIPAL OCCUPATION(S)        OVERSEEN BY
 DATE OF BIRTH       PORTFOLIO        SERVICE      DURING PAST FIVE YEARS         TRUSTEE (1)         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M.            Trustee        Trustee of   Chairman, President and             192             Director of National
Bibliowicz                           the Trust    Chief Executive Officer                              Financial Partners
11/28/59                            since 1998;   of National Financial
                                       of the     Partners (financial
                                     Portfolio    services company) (since
                                     since 2001   April 1999). President
                                                  and Chief Operating
                                                  Officer of John A. Levin
                                                  & Co. (registered
                                                  investment adviser)
                                                  (July 1997 to April
                                                  1999) and a Director of
                                                  Baker, Fentress &
                                                  Company, which owns John
                                                  A. Levin & Co. (July
                                                  1997 to April 1999).
                                                  Ms. Bibliowicz is an
                                                  interested person
                                                  because of her
                                                  affiliation with a
                                                  brokerage firm.

James B.          Trustee of the     Trustee of   Chairman, President and             194                 Director of EVC
Hawkes 11/9/41    Trust; Trustee     the Trust    Chief Executive Officer
                  and President of  since 1991;   of BMR, EVC, EVM and EV;
                   the Portfolio    Trustee and   Director of EV; Vice
                                    President of  President and Director
                                        the       of EVD. Trustee and/or
                                     Portfolio    officer of 194
                                     since 2001   registered investment
                                                  companies in the Eaton
                                                  Vance Fund Complex.
                                                  Mr. Hawkes is an
                                                  interested person
                                                  because of his positions
                                                  with BMR, EVM, EVC and
                                                  EV, which are affiliates
                                                  of the Trust and the
                                                  Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L.             Trustee        Trustee of   Jacob H. Schiff                     194             Director of Tiffany & Co.
Hayes, III                           the Trust    Professor of Investment                             (specialty retailer) and
2/23/35                             since 1986;   Banking Emeritus,                                         Telect, Inc.
                                       of the     Harvard University                                     (telecommunication
                                     Portfolio    Graduate School of                                      services company)
                                     since 2001   Business Administration.

William H.            Trustee        Since 2003   President and Chief                 191                       None
Park 9/19/47                                      Executive Officer, Prizm
                                                  Capital Management, LLC
                                                  (investment management
                                                  firm) (since 2002).
                                                  Executive Vice President
                                                  and Chief Financial
                                                  Officer, United Asset
                                                  Management Corporation
                                                  (a holding company
                                                  owning institutional
                                                  investment management
                                                  firms) (1982-2001).

Ronald A.             Trustee        Since 2003   Professor of Law,                   191                       None
Pearlman                                          Georgetown University
7/10/40                                           Law Center (since 1999).
                                                  Tax Partner, Covington &
                                                  Burling, Washington, DC
                                                  (1991-2000).

                 POSITION(S) WITH     TERM OF                                 NUMBER OF PORTFOLIOS
                     THE TRUST       OFFICE AND                                 IN FUND COMPLEX
   NAME AND           AND THE        LENGTH OF     PRINCIPAL OCCUPATION(S)        OVERSEEN BY
 DATE OF BIRTH       PORTFOLIO        SERVICE      DURING PAST FIVE YEARS         TRUSTEE (1)         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H.             Trustee        Trustee of   President and Chief                 194                       None
Reamer 9/21/35                       the Trust    Executive Officer of
                                    since 1986;   Asset Management Finance
                                       of the     Corp. (a specialty
                                     Portfolio    finance company serving
                                     since 2001   the investment
                                                  management industry)
                                                  (since October 2003).
                                                  President, Unicorn
                                                  Corporation (an
                                                  investment and financial
                                                  advisory services
                                                  company) (since
                                                  September 2000).
                                                  Formerly, Chairman,
                                                  Hellman, Jordan
                                                  Management Co., Inc. (an
                                                  investment management
                                                  company) (2000-2003).
                                                  Formerly, Advisory
                                                  Director of Berkshire
                                                  Capital Corporation
                                                  (investment banking
                                                  firm) (2002-2003).
                                                  Formerly, Chairman of
                                                  the Board, United Asset
                                                  Management Corporation
                                                  (a holding company
                                                  owning institutional
                                                  investment management
                                                  firms) and Chairman,
                                                  President and Director,
                                                  UAM Funds (mutual funds)
                                                  (1980-2000).

Lynn A. Stout         Trustee        Trustee of   Professor of Law,                   194                       None
9/14/57                              the Trust    University of California
                                    since 1998;   at Los Angeles School of
                                       of the     Law (since July 2001).
                                     Portfolio    Formerly, Professor of
                                     since 2001   Law, Georgetown
                                                  University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S) WITH
                           THE TRUST               TERM OF
     NAME AND               AND THE              OFFICE AND                           PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           PORTFOLIO          LENGTH OF SERVICE                       DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust         President of the      President of the      Executive Vice President of EVM, BMR, EVC and EV; Chief
Jr. 5/31/58               Trust; Vice         Trust since 2002;     Investment Officer of EVM and BMR and Director of EVC.
                        President of the      Vice President of     Chief Executive Officer of Belair Capital Fund LLC,
                           Portfolio         the Portfolio since    Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                    2001            Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                                    (private investment companies sponsored by EVM). Officer
                                                                    of 53 registered investment companies managed by EVM or
                                                                    BMR.

William H. Ahern,      Vice President of         Since 1995         Vice President of EVM and BMR. Officer of 35 registered
Jr. 7/28/59                the Trust                                investment companies managed by EVM or BMR.

Thomas J. Fetter       Vice President of         Since 1997         Vice President of EVM and BMR. Trustee and President of
 8/20/43                   the Trust                                The Massachusetts Health & Education Tax-Exempt Trust.
                                                                    Officer of 127 registered investment companies managed by
                                                                    EVM or BMR.

Michael R. Mach        Vice President of         Since 1999         Vice President of EVM and BMR. Previously, Managing
7/15/47                    the Trust                                Director and Senior Analyst for Robertson Stephens
                                                                    (1998-1999). Officer of 25 registered investment companies managed by EVM or BMR.

Robert B.              Vice President of         Since 1998         Vice President of EVM and BMR. Officer of 127 registered
MacIntosh 1/22/57          the Trust                                investment companies managed by EVM or BMR.

George C. Pierides     Vice President of         Since 2001         Managing Director of Fox. Officer of 2 registered
12/16/57                 the Portfolio                              investment companies managed by EVM or BMR.

Duncan W.              Vice President of         Since 2001         Senior Vice President and Chief Equity Investment Officer
Richardson 10/26/57        the Trust                                of EVM and BMR. Officer of 41 registered investment
                                                                    companies managed by EVM or BMR.

Walter A. Row, III     Vice President of         Since 2001         Director of Equity Research and a Vice President of EVM
7/20/57                    the Trust                                and BMR. Officer of 22 registered investment companies
                                                                    managed by EVM or BMR.

Judith A. Saryan       Vice President of         Since 2003         Vice President of EVM and BMR. Previously, Portfolio
8/21/54                    the Trust                                Manager and Equity Analyst for State Street Global
                                                                    Advisers (1980-1999). Officer of 24 registered investment
                                                                    companies managed by EVM or BMR.

                        POSITION(S) WITH
                           THE TRUST               TERM OF
     NAME AND               AND THE              OFFICE AND                           PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           PORTFOLIO          LENGTH OF SERVICE                       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
Susan Schiff           Vice President of         Since 2002         Vice President of EVM and BMR. Officer of 26 registered
3/13/61                    the Trust                                investment companies managed by EVM or BMR.

Alan R. Dynner             Secretary          Secretary of the      Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                    Trust since 1997; of    EVM, EVD, EV and EVC. Officer of 194 registered investment
                                             the Portfolio since    companies managed by EVM or BMR.
                                                    2001

Michelle A.             Treasurer of the         Since 2002         Vice President of EVM and BMR. Chief Financial Officer of
Alexander 8/25/69          Portfolio                                Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar
                                                                    Capital Fund LLC, Belport Capital Fund LLC and Belrose
                                                                    Capital Fund LLC (private investment companies sponsored
                                                                    by EVM). Officer of 85 registered investment companies
                                                                    managed by EVM or BMR.

James L. O'Connor       Treasurer of the         Since 1989         Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                       Trust                                  registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio
-------------------------------------


By:   /S/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: December 16, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Michelle A. Alexander
      -------------------------
      Michelle A. Alexander
      Treasurer


Date: December 16, 2003
      -----------------


By:   /S/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: December 16, 2003
      -----------------